Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Income (Loss) ($M)(5)
2025	1,404,204	658,199	1,456,352	944,482	47.04	(355.5)
2024	1,386,010	1,268,804	1,616,743	1,548,570	97.24	(207.8)
2023	901,175	(147,385)	1,088,654	55,329	39.63	(59.2)

(1)
Matthew D. Wilks was our PEO for each year presented.

(2)
SEC rules require certain adjustments be made to the “Total” column as reported in the “Summary Compensation Table” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718, Compensation — Stock Compensation. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following table details adjustments for our PEO:

Matthew D. Wilks
	2023	2024	2025
Summary Compensation Table Total	901,175	1,386,010	1,404,204
Less Aggregate Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	411,139	759,225	839,615
Plus Fair Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	277,584	659,041	358,222
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards granted in prior Fiscal Years (for which vesting conditions were satisfied)	(915,005)	(15,713)	(261,342)
Plus the change in FMV as of the vesting date of equity awards granted in prior fiscal years (for which applicable vesting conditions were satisfied)	—	(1,309)	(3,270)
Compensation Actually Paid to Mr. Matthew D. Wilks	(147,385)	1,268,804	658,199

(3)
As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. Compensation actually paid reflects the exclusions and inclusions of certain amounts calculated according to Item 402(v) of Regulation S-K, using the valuation methodology consistent with the accounting principles under ASC Topic 718, Compensation — Stock Compensation. The following table details adjustments for the non-PEO NEOs:

Non-PEO NEOS(a)
	2023(b)	2024	2025
Summary Compensation Table Total	1,088,654	1,616,743	1,456,352
Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	504,282	379,487	706,742
Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	240,436	321,787	317,860
Plus the change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Fiscal Years (as of Year End)	(144,491)	(9,667)	(121,468)
Plus, for any Equity Awards Granted that Vest in the Same Year, the Fair Value as of the Vesting Date	58,879	—	—
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards Granted in Prior Fiscal Years (for which vesting conditions were satisfied)	(683,867)	(806)	(1,520)
Compensation Actually Paid to our Non-PEO NEOs	55,329	1,548,570	944,482

(a)
The Non-PEO NEOs for each year were as follows: Lance Turner, Johnathan L. Wilks, Robert Willette, Matthew Greenwood, Blaine Wilbanks, Heather Klein in 2023; Lance Turner, Johnathan L. Wilks, Matthew Greenwood in 2024; and Austin Harbour, Johnathan L. Wilks in 2025.

(b)
In the 2023 Proxy, the amount in this column reflected the aggregate (and not the average) amount of compensation actually paid to the Company’s non-PEO NEOs. The 2023 amount has been updated to reflect the average amount of compensation actually paid to the Company’s non-PEO NEOs, consistent with the calculation principles under Item 402(v) of Regulation S-K.

(4)
TSR for each fiscal year is calculated based on a fixed $100 investment, assuming reinvestment of dividends, and uses the closing price on the first trading day of the applicable calendar year and the closing price on the last trading day of such year. The 2023 TSR in the Company’s proxy statement for the 2023 fiscal year, was calculated using the IPO date (May 13, 2022) as the beginning price and the year-end 2023 closing price. It has been updated herein to align with the methodology used for all other fiscal years.

(5)
The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.

Named Executive Officers, Footnote
(1)
Matthew D. Wilks was our PEO for each year presented.
(a)
The Non-PEO NEOs for each year were as follows: Lance Turner, Johnathan L. Wilks, Robert Willette, Matthew Greenwood, Blaine Wilbanks, Heather Klein in 2023; Lance Turner, Johnathan L. Wilks, Matthew Greenwood in 2024; and Austin Harbour, Johnathan L. Wilks in 2025.

PEO Total Compensation Amount	$ 1,404,204	$ 1,386,010	$ 901,175
PEO Actually Paid Compensation Amount	$ 658,199	1,268,804	(147,385)
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Total” column as reported in the “Summary Compensation Table” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718, Compensation — Stock Compensation. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following table details adjustments for our PEO:

Matthew D. Wilks
	2023	2024	2025
Summary Compensation Table Total	901,175	1,386,010	1,404,204
Less Aggregate Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	411,139	759,225	839,615
Plus Fair Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	277,584	659,041	358,222
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards granted in prior Fiscal Years (for which vesting conditions were satisfied)	(915,005)	(15,713)	(261,342)
Plus the change in FMV as of the vesting date of equity awards granted in prior fiscal years (for which applicable vesting conditions were satisfied)	—	(1,309)	(3,270)
Compensation Actually Paid to Mr. Matthew D. Wilks	(147,385)	1,268,804	658,199

Non-PEO NEO Average Total Compensation Amount	$ 1,456,352	1,616,743	1,088,654
Non-PEO NEO Average Compensation Actually Paid Amount	$ 944,482	1,548,570	55,329
Adjustment to Non-PEO NEO Compensation Footnote
(3)
As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. Compensation actually paid reflects the exclusions and inclusions of certain amounts calculated according to Item 402(v) of Regulation S-K, using the valuation methodology consistent with the accounting principles under ASC Topic 718, Compensation — Stock Compensation. The following table details adjustments for the non-PEO NEOs:
Non-PEO NEOS(a)
	2023(b)	2024	2025
Summary Compensation Table Total	1,088,654	1,616,743	1,456,352
Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	504,282	379,487	706,742
Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	240,436	321,787	317,860
Plus the change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Fiscal Years (as of Year End)	(144,491)	(9,667)	(121,468)
Plus, for any Equity Awards Granted that Vest in the Same Year, the Fair Value as of the Vesting Date	58,879	—	—
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards Granted in Prior Fiscal Years (for which vesting conditions were satisfied)	(683,867)	(806)	(1,520)
Compensation Actually Paid to our Non-PEO NEOs	55,329	1,548,570	944,482
(a)
The Non-PEO NEOs for each year were as follows: Lance Turner, Johnathan L. Wilks, Robert Willette, Matthew Greenwood, Blaine Wilbanks, Heather Klein in 2023; Lance Turner, Johnathan L. Wilks, Matthew Greenwood in 2024; and Austin Harbour, Johnathan L. Wilks in 2025.
(b)
In the 2023 Proxy, the amount in this column reflected the aggregate (and not the average) amount of compensation actually paid to the Company’s non-PEO NEOs. The 2023 amount has been updated to reflect the average amount of compensation actually paid to the Company’s non-PEO NEOs, consistent with the calculation principles under Item 402(v) of Regulation S-K.

Total Shareholder Return Amount	$ 47.04	97.24	39.63
Net Income (Loss)	$ (355,500,000)	(207,800,000)	(59,200,000)
PEO Name	Matthew D. Wilks
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (839,615)	(759,225)	(411,139)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,222	659,041	277,584
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(261,342)	(15,713)	(915,005)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,270)	(1,309)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(706,742)	(379,487)	(504,282)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,860	321,787	240,436
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,468)	(9,667)	(144,491)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,879
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,520)	$ (806)	$ (683,867)